UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS.
(a)

Annual Report 2022
For the period from April 22, 2022 (Date of Initial
Public Investment) through December 31, 2022

Typhon Tactical Managed
Futures Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Typhon Tactical Managed Futures Strategy Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Typhon Tactical Managed Futures Strategy Fund (the “Fund”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://fundinfopages.com/TYPHX or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Typhon Tactical Managed Futures Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Typhon Tactical Managed Futures Strategy Fund Annual Shareholder Letter (Unaudited)
The Typhon Tactical Managed Futures Strategy Fund (the “Fund”) remains committed to pursuing its objectives of long-term capital appreciation and absolute return by implementing a fixed income strategy and a managed futures strategy.  The Fund’s trailing performance from inception, April 22, 2022, through fiscal year ended December 31, 2022 was -13.02% net of fees versus its benchmark, the S&P GSCI Index (the “Index”), which returned -18.11% over the same time period.
Looking back on 2022, it will certainly be a year remembered for the volatility across all asset classes.  The unprecedented liquidity injections into the financial system in response to the COVID-19 pandemic, including approximately $4.0 trillion of US government aid1, approximately $4.8 trillion in Federal Reserve balance sheet expansion2 and accommodative policy around the globe, contributed to the highest inflation seen in decades.  When the assumption that inflation would be transitory proved incorrect3, the Federal Reserve quickly pivoted to rapid policy tightening4 which had severe implications for financial markets.  We believe, this abrupt shift in policy, coupled with the Russian invasion of Ukraine, stubborn supply chain issues, European energy policy, China’s “zero-COVID” policy and the fiscal blunders in the UK, produced substantial total return losses across nearly all major asset classes.
One bright spot in the market for the year was commodities. The S&P GSCI Index began the year on a tear peaking on 3/8/22 up 46.53%, but finished the year up 8.71%.  The Fund’s allocation within the controlled foreign subsidiary is split between a swap on the Index and total return swap to provide notional exposure to a multi-strategy, multi-manager futures portfolio (the “Multi-Manager Portfolio”), with the exposure between the two moving in an accordion-like methodology.  In times where the Index starts to trend downwards, the Fund reduces exposure to that swap component while increasing exposure to the Multi-Manager Portfolio. It is our opinion that this shift in exposure to the Multi-Manager Portfolio, contributed to meaningful outperformance when the Index began its drawdown.
As we begin 2023, January has started with a local rally in GSCI and TYPHX increasing long GSCI risk substantially to catch the upswing.  If, as many expect, the Fed pivots to a more accommodative stance in 2023, we believe our systematic methodology should be poised to capture any upswing in inflationary expectations that may result.
Looking forward, we are very excited about the Fund and its ability to be a vehicle for shareholders to gain enhanced access to the commodities asset class compared to other alternatives in the marketplace that provide broadly diversified, unleveraged, long-only exposure to commodities.
Thank you for your support of the Typhon Tactical Managed Futures Strategy Fund,

Braxton C. Wall, Principal
SkyRock Investment Management

RCTYP0123002

1 COVID Relief Spending | USAspending
2 The Fed - November 2022 (federalreserve.gov)
3 Fed's Powell floats dropping "transitory" label for inflation | Reuters
4 Chart: The Fed Is Moving Historically Fast to Tame Inflation | Statista

Typhon Tactical Managed Futures Strategy Fund
Institutional Class Shares
Performance Update (Unaudited)

For the period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at April 22, 2022 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Typhon Tactical Managed Futures Fund versus the Fund's benchmark index, the S&P GSCI Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns

	For the Fiscal Period Ended	Six	Since
	December 31, 2022	Months	Inception*
	Institutional Class Shares	-9.47%	-13.02%
	S&P GSCI Index	-13.98%	-18.11%

*	The Inception Date of the Fund is April 22, 2022.

		(Continued)

Typhon Tactical Managed Futures Strategy Fund
Institutional Class Shares
Performance Update (Unaudited)

For the period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.74% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through April 30, 2024.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the estimated expenses would be 2.64% per the Fund’s most recent prospectus dated February 25, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Typhon Tactical Managed Futures Strategy Fund
Consolidated Schedule of Investments

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 71.24%
Business Services - 0.93%
Alibaba Group Holdings Ltd.	$ 250,000	3.600%	11/28/2024	$ 241,244

Communication Services - 2.01%
Sprint Nextel Corp.	250,000	7.875%	9/15/2023	253,750
Walt Disney Co.	250,000	7.700%	10/30/2025	268,010
				521,760
Energy - 6.01%
General Electric Co.	500,000	8.099%	3/15/2023	495,625
Murphy Oil Corp.	106,000	5.750%	8/15/2025	104,145
Northwest Natural Gas Co.	480,000	3.542%	8/19/2023	473,686
Vistra Operations Co. LLC	500,000	4.875%	5/13/2024	489,352
				1,562,808
Financials - 30.70%
Amtrust Financial Services, Inc.	450,000	6.125%	8/15/2023	441,172
Barclays PLC	500,000	7.750%	9/15/2023	485,625
BGC Partners, Inc.	500,000	5.375%	7/24/2023	499,937
Blackstone Private Credit Fund	500,000	2.700%	1/15/2025	466,555
Citigroup, Inc.	125,000	8.870%	1/30/2023	124,779
Citigroup, Inc.	285,000	5.900%	2/15/2023	284,823
Ford Motor Credit Co.	433,000	6.050%	6/20/2027	422,575
General Motors Financial Co., Inc.	530,000	1.700%	8/18/2023	517,591
Ows Credit Funding I, LLC	1,000,000	9.466%	9/1/2023	1,017,810
PNC Financial Services Group, Inc.	755,000	8.492%	5/1/2023	757,043
Prudential Financial, Inc.	1,000,000	5.625%	6/15/2043	981,495
Standard Chartered PLC	1,000,000	7.750%	4/2/2023	993,810
Syngenta Finance NV	1,000,000	4.441%	4/24/2023	995,000
				7,988,215
Health Care - 5.54%
HCA, Inc.	882,000	7.500%	12/15/2023	897,435
HCA, Inc.	545,000	5.375%	2/1/2025	545,000
				1,442,435
Industrials - 26.05%
American Airlines Trust 2016-1	957,567	5.250%	7/15/2025	931,741
Beam, Inc.	1,000,000	7.875%	1/15/2023	1,001,633
Boeing Co.	750,000	1.433%	2/4/2024	716,436
Delta Airlines	726,383	4.250%	1/30/2025	711,769
General Motors Co.	750,000	6.125%	10/1/2025	764,336
Occidental Petroleum Corp.	118,000	6.950%	7/1/2024	119,770
Petroleos Mexicanos	750,000	3.500%	1/30/2023	749,331
Ryder System, Inc.	500,000	3.400%	3/1/2023	500,273
United Airlines 20-1A	1,308,084	5.875%	10/15/2027	1,283,558
				6,778,847

Total Corporate Bonds (Cost $18,674,600)				18,535,309
				(Continued)

Typhon Tactical Managed Futures Strategy Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 2.14%
Goldman Sachs Financial Square Government Fund, 4.03% §		555,817	$ 555,817

Total Short-Term Investment (Cost $555,817)			555,817

Investments, at Value (Cost $19,230,417) - 73.38%			$ 19,091,126

Unrealized Appreciation on Swaps (Cost $0) - 1.07%			278,366

Other Assets Less Liabilities - 25.55%			6,652,302

Net Assets - 100.00%			$ 26,021,794

§ Represents 7 day effective SEC yield.
The following acronyms or abbreviations are used in this Schedule:
NV - Netherlands Company
LLC - Limited Liability Company

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	71.24%	$18,535,309
Short-Term Investment	2.14%	555,817
Swaps	1.07%	278,366
Other Assets Less Liabilities	25.55%	6,652,302
Total Net Assets	100.00%	$26,021,794

			(Continued)

Typhon Tactical Managed Futures Strategy Fund

Consolidated Schedule of Investments - Derivatives

As of December 31, 2022

			Interest	Maturity	Unrealized
SWAPS - 1.07%	Notional Value	Shares	Rate	Date	Gain/Loss
Alphas Managed Accounts Series 2 (a)(c)(e)(f)	$ 7,000,000	70,000	0.550%	9/8/2025	$ (50,831)
S&P GSCI Official Close Index (b)(d)(e)(g)	18,589,438	60,457	0.200%	3/21/2023	329,197

Total Return Swaps (Cost $0)					$ 278,366

(a)	Counterparty is Morgan Stanley.
(b)	Counterparty is Macquarie Bank Limited.
(c)	Floating rate with actual/360 day count fraction. A re-valuation is performed on the last business day of each month.
(d)	Floating rate with actual/365 day count fraction. A re-valuation is performed on the 21st day of each month.
(e)	There were no upfront payments during the initial period ended December 31, 2022.
(f)
Terms: The sum of all Basket Interest (underlying investments) is calculated monthly on the last business day of the month. Reporting of the swap will be provided daily.The investment objective combines daily-liquid tactical trading strategies to give invetors a well-balanced, diversified portfolio of specialized managers.  It is allocated to 8 futures-trading managers with a mix of capacity-constrained, and directional, fully-automated quantitative strategies and idiosynchrantic sector specialists who engage in a combination of relative value, market structure arbitrage, and convex options-on-futures strategies designed to have a positively-skewed risk profile.

(g)
The index is publicly traded and administered by S&P Opco, LLC.  It is a benchmark for investment in the commodity markets and as a measure of commodity performance over time.  It is readily available to market participants.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Consolidated Schedule of Investments - Derivatives (Continued)

As of December 31, 2022

Alphas Managed Accounts Series 2 Swap Holdings 1% of Notional
Long (Short) Contracts (a)	Shares	Notional Amount	Maturity	Value	Weighted %
Cash and Other Assets & Liabilities	N/A	$ 128,408	N/A	$ 128,408	0.61%
Live Cattle Futures Feb '23 Call $170	31	2,118,200	2/3/2023	312	10.13%
Live Cattle Futures Feb '23 Call $170	31	2,118,200	2/3/2023	312	10.13%
Crude Oil Futures Mar '23 Call $80	(10)	(830,400)	2/15/2023	(53,995)	3.97%
Crude Oil Futures Mar '23 Put $80	(10)	(830,400)	2/15/2023	(49,321)	3.97%
Crude Oil Futures Mar '23 Call $105	10	1,089,900	1/26/2023	(29,697)	5.21%
Copper Futures May '23	(5)	(445,343)	5/31/2023	5,878	2.13%
HG Copper Futures May '23	(5)	(445,343)	5/31/2023	(15,303)	2.13%
Copper Futures Mar '23	5	444,876	3/31/2023	21,008	2.13%
Copper Futures Mar '23	5	444,876	3/31/2023	19,391	2.13%
Live Cattle Futures Apr '23	(6)	(403,206)	5/15/2023	(7,634)	1.93%
Lean Hogs Futures Apr '23 Call $100	(25)	(996,800)	4/19/2023	(28,409)	4.77%
Live Cattle Futures Feb '23	6	393,487	3/15/2023	5,856	1.88%
Lean Hogs Futures Apr '23 Put $96	25	956,928	4/19/2023	45,853	4.58%
Crude Oil Futures Jun '23 Put $65	(10)	(674,700)	5/17/2023	(31,877)	3.23%
Crude Oil Futures Jun '23 Call $90	(10)	(934,200)	5/17/2023	(52,644)	4.47%
Brent Crude Oil Futures Jun '23	10	879,809	5/1/2023	54,099	4.21%
Brent Crude Oil Futures Mar '23	(10)	(891,746)	2/1/2023	(57,318)	4.26%
Crude Oil Futures Mar '23 Call $95	10	986,100	2/15/2023	8,930	4.72%
Crude Oil Futures Jun '23	(10)	(832,476)	6/30/2023	(7,687)	3.98%
Crude Oil Futures Sep '23	21	1,637,715	9/30/2023	13,505	7.83%
Lean Hogs Futures Feb '23	(2)	(54,725)	2/16/2023	1,760	0.26%
WTI Crude Futures Jun '23	(10)	(832,476)	6/30/2023	(26,478)	3.98%
Lean Hogs Futures Feb '23	(6)	(218,548)	2/16/2023	4,667	1.05%
Lean Hogs Futures Feb '23	(5)	(163,824)	2/16/2023	4,217	0.78%
Crude Soybean Oil Futures Mar '23	(14)	(1,068,324)	1/16/2023	(4,270)	5.11%
Micro E-Mini S&P 500 Futures Mar '23	(5)	(90,154)	3/17/2023	(394)	0.43%
			Total Value	$ (50,831)

(a) Counterparty is Morgan Stanley.

See Notes to Consolidated Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Consolidated Statement of Assets and Liabilities

As of December 31, 2022

Assets:
Investments, at value (cost $19,230,417)	$19,091,126
Unrealized appreciation on swaps	329,197
Cash	3,096
Deposits with brokers for swaps	6,440,000
Receivables:
Fund shares sold	3,000
Dividends and interest	258,850
Prepaid Expenses:
Insurance expenses	617

Total assets	26,125,886

Liabilities:
Unrealized depreciation on swaps	50,831
Payables:
Fund shares purchased	4,451
Accrued expenses:
Professional fees	23,837
Advisory fees	8,181
Custody fees	4,619
Shareholder fulfillment expenses	3,853
Compliance fees	3,570
Registration and filing fees	3,057
Administration fees	609
Trustee fees and meeting expenses	429
Miscellaneous expenses	347
Security pricing fees	252
Fund accounting fees	44
Transfer agent fees	12

Total liabilities	104,092

Net Assets	$26,021,794

Net Assets Consist of:
Paid in Interest	$25,883,117
Distributable Earnings	138,677

Net Assets	$26,021,794

Institutional Class shares outstanding, no par value (unlimited authorized shares)	3,022,656
Net Assets	$26,021,794
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$8.61

See Notes to Consolidated Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Consolidated Statement of Operations

For the period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022

Investment Income:
Dividends	$31,672
Interest	487,486

Total Investment Income	519,158

Expenses:
Advisory fees (note 2)	213,572
Professional fees	69,246
Compliance fees (note 2)	25,600
Administration fees (note 2)	21,636
Fund accounting fees (note 2)	20,173
Registration and filing expenses	19,521
Transfer agent fees (note 2)	14,012
Shareholder fulfillment expenses	10,411
Custody fees (note 2)	8,594
Trustee fees and meeting expenses (note 3)	7,106
Security pricing fees	2,970
Miscellaneous expenses (note 2)	2,902
Insurance fees	2,762

Total Expenses	418,505

Advisory fees waived (note 2)	(160,439)

Net Expenses	258,066

Net Investment Income	261,092

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	1,932
Net realized loss from swap transactions	(3,622,901)
Total realized loss	(3,620,969)

Net change in unrealized depreciation on investments	(139,291)
Net change in unrealized appreciation on swap transactions	278,366
Total unrealized appreciation	139,075

Net Realized and Unrealized Loss on Investments	(3,481,894)

Net Decrease in Net Assets Resulting from Operations	$(3,220,802)

See Notes to Consolidated Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Consolidated Statement of Changes in Net Assets

For the period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022

Operations:
Net investment income	$ 261,092
Net realized gain from investment transactions	1,932
Net realized loss from swap transactions	(3,622,901)
Net change in unrealized depreciation on investments	(139,291)
Net change in unrealized appreciation on swap transactions	278,366

Net Decrease in Net Assets Resulting from Operations	(3,220,802)

Distributions to Shareholders:	(263,420)

Net Decrease in Net Assets from Distributions to Shareholders	(263,420)

Beneficial Interest Transactions:
Shares sold	30,249,753
Redemption fee	1,792
Reinvested dividends and distributions	104,840
Shares repurchased	(850,369)

Increase in Net Assets from Beneficial Interest Transactions	29,506,016

Net Increase in Net Assets	26,021,794

Net Assets:
Beginning of Period	-
End of Period	$ 26,021,794

Share Information:
Institutional Class Shares	Shares
Shares sold	3,101,637
Reinvested dividends and distributions	12,248
Shares repurchased	(91,229)
Net Increase in Shares of
Beneficial Interest	3,022,656

See Notes to Consolidated Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Consolidated Financial Highlights

For a share outstanding during the period from April 22, 2022
(Date of Initial Public Investment) through December 31, 2022

Net Asset Value, Beginning of Period	$ 10.00

Income from Investment Operations
Net investment income (c)	0.11
Net realized and unrealized loss
on investments	(1.41)

Total from Investment Operations	(1.30)

Distributions from:
Net investment income	(0.09)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$ 8.61	(d)

Total Return	(13.02)%	(b)

Net Assets, End of Period (in thousands)	$ 26,022

Ratios of:
Gross Expenses to Average Net Assets	2.82%	(a)
Net Expenses to Average Net Assets	1.74%	(a)
Net Investment Income to Average
Net Assets	1.76%	(a)

Portfolio turnover rate	24.88%	(b)

(a) Annualized.
(b) Not annualized.
(c) Calculated using the average shares method.
(d)	The net asset value includes adjustments required by Generally Accepted Accounting Principles and differs from the net asset value used for shareholder transactions.

See Notes to Consolidated Financial Statements

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022

1.	Organization and Significant Accounting Policies
The Typhon Tactical Managed Futures Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.
The Fund commenced operations on April 22, 2022. The investment objective of the Fund is to seek to provide long-term capital appreciation and absolute return.  The Fund utilizes a fixed income strategy and a managed futures strategy. SkyRock Investment Management, LLC serves as Advisor to the Fund and manages the Fund’s fixed income strategy. Typhon Capital Management, LLC serves as Sub-Advisor to the Fund and manages the Fund’s managed futures strategy. The Fund executes its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary that invests its assets in total return swaps that provide exposure to indexes tied to the Goldman Sachs Commodity Index such as the GSCI Excess Return Index and the GSCI Total Return Index (collectively, the “GSCI”) and a multi-strategy, multi-manager futures portfolio (the “Multi-Manager Portfolio”).
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by the Advisor.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
With respect to the Fund’s assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, and swaps are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities, debt securities, and swaps that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from the issuer.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2022, for the Fund’s assets measured at fair value:
Typhon Tactical Managed Futures Strategy Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$18,535,309	$-	$18,535,309	$-
Short-Term Investment	555,817	555,817	-	-
Swaps	329,197	-	329,197	-
Total	$19,420,323	$555,817	$18,864,506	$-

Liabilities Swaps	$50,831	$-	$50,831	$-
Total	$50,831	$-	$50,831	$-

(a)	The Fund did not hold any Level 3 securities during the period.
*Refer to Schedule of Investments for breakdown by Industry.
**Amounts shown for swaps are unrealized appreciation/depreciation as presented on the Statement of Assets and Liabilities.

Swap Valuations
The Fund has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022

The following table sets forth the effect of the swap instruments on the Statement of Assets and Liabilities as of December 31, 2022:

Derivative Type	Location	Unrealized Gain/Loss	Notional Value

Swaps	Assets-Unrealized Appreciation on Swaps	$329,197	$18,589,438
Swaps	Liabilities-Unrealized Depreciation on Swaps	50,831	7,000,000

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2022:

Derivative Type	Location	Gains/Losses

Swaps – Commodity risk	Net realized loss from swap transactions	$ (3,622,901)

Swaps – Commodity risk	Net change in unrealized appreciation on swap transactions	$ 278,366

The following table represents the total premiums received or paid on swaps, which serve as an indicator of volume for swaps during the fiscal period ended December 31, 2022:

Derivative Type	Type	Total Value
Swaps – Commodity risk	Premiums Paid	$ 76,743,986
Swaps – Commodity risk	Premiums Received	$ 47,608,345

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor and Sub-Advisor
The Fund pays a monthly fee to SkyRock Investment Management, LLC (the “Advisor”) calculated at the annual rate of 1.44% of the Fund’s average daily net assets.
The Advisor has engaged Typhon Capital Management, LLC as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the swap return investments in the Fund. The Advisor pays a monthly fee to the Sub-Advisor calculated at annualized rate of the average daily net assets of the assets allocated to the Sub-Adviser as follows:
Sub-Advisor Allocated Assets	Fee Rate
$0 to $50 Million	0.10%
$50 to $100 Million	0.24%
Above $100 Million	0.30%

The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.74%. The Expense Limitation Agreement runs through April 30, 2024, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
For the initial period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022, $213,572 in advisory fees were incurred, $160,439 were waived by the Advisor.
For the initial period from April 22, 2022 (Date of Initial Public Investment) through December 31, 2022, the Advisor paid the Sub-Advisor $14,903 in sub-advisory fees.
Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  As of December 31, 2022, the Administrator received $2,902 in miscellaneous reporting expenses.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.090%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $100 million	0.080%	Over $200 million	0.009%
Next $100 million	0.070%
Next $200 million	0.060%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $250 million	0.050%
Next $250 million	0.040%
Next $1 billion	0.035%
Over $2 billion	0.030%

The Fund incurred $21,636 in administration fees, $8,594 in custody fees, and $20,173 in fund accounting fees for the initial period ended December 31, 2022.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.
3.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator and receive no compensation from the Trust for serving as officers.
4.   Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act approved, pursuant to Rule 22c-2 of the 1940 Act, the imposition of the redemption fee for the Fund of 1.00% of the amount of shares redeemed if the shares being redeemed were held for less than 30 days.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
5.   Purchases and Sales of Investment Securities
For the fiscal year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$13,452,739	$2,162,028
For the fiscal period ended December 31, 2022, there were no long-term purchases or sales of Long-Term U.S. Treasury Notes during the period.
6.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management has reviewed the Fund’s tax positions taken or to be taken on the federal income tax returns during the year ended December 31, 2022, and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.
Distributions during the fiscal years ended below were characterized for tax purposes as follows:
Fiscal Period Ended	Distributions from Ordinary Income	Distributions from Long-Term Capital Gains
December 31, 2022	$263,420	$ -

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022

The following reclassifications were made for permanent book/tax differences relating to swap realized gains/losses for the fiscal period ended December 31, 2022:

Paid in Capital	$(3,622,901)
Accumulated Deficit	3,622,901

At December 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 19,231,817

Gross Unrealized Appreciation	362,586
Gross Unrealized Depreciation	(224,911)
Net Unrealized Appreciation	137,675

Undistributed Net Investment Income	1,004
Accumulated Deficit	$ 138,679

7.   Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2022, no shareholders owned of record or beneficially 5% or more of the outstanding shares of the Fund.
8.  Risk Considerations
Fixed Income Risk. The prices of fixed income securities (bonds) respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk. Floating rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Conversely, floating rate securities will not generally rise in value if market interest rates decline. Floating rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.
High-Yield Risk. The Fund may invest in fixed income securities that are rated below investment grade (also known as “junk”). Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.
Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the Fund receives if the security is held until the call date), which could result in losses for the Fund and its shareholders if an issuer elects to call the security.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each underlying fund, the strategies and instruments used by the underlying funds, and the Advisor’s ability to select underlying funds and effectively allocate fund assets among them. In addition, the Fund’s investment in ETFs may subject the Fund to additional risks such as the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in the Fund’s portfolio.
Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s fixed income securities (bonds) and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, interest rate risk may be heightened.
Inflation Risk. Fixed income securities are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.
Commodities Risk. The Fund may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
Derivatives Risk. The derivative instruments in which the Fund may invest, including futures and swaps, including total return swaps, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.
•
Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

•
Futures Risk: The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
Volatility Risk. The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.
Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.
Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.
Investment Advisor and Sub-Advisor Risk. The Advisor’s and Sub-Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate, may not attract sufficient assets to operate efficiently, and the Advisor has not previously managed a mutual fund.

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Consolidated Notes to Financial Statements

As of December 31, 2022
General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
9.   Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
10.   Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Typhon Tactical Managed Futures Strategy Fund

Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Typhon Tactical Managed Futures Strategy Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the consolidated schedule of investments, as of December 31, 2022, and the related consolidated statement of operations, the consolidated statement of changes in net assets and the consolidated financial highlights for the period from April 22, 2022 (date of Initial Public Investment) to December 31, 2022, and the related consolidated notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations, changes in net assets and the financial highlights for the period from April 22, 2022 to December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit  we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
March 1, 2023

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Additional Information (Unaudited)

As of December 31, 2022

1.   Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.   Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.   Tax Information
The following information is provided for the Fund’s fiscal period ended December 31, 2022.
During the fiscal period, the Fund paid $263,420 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.    Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Additional Information (Unaudited)

As of December 31, 2022
Institutional Class Shares	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$ 903.20	$5.80

	$1,000.00	$1,019.11	$6.16
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.21%, multiplied by 183/365 (to reflect the one-half year period).
5.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $8,589 during the fiscal year ended December 31, 2022, from the Fund for their services to the Fund and Trust.
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Chairman and Independent Trustee	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	14
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2001 to present, Centaur Mutual Funds Trust for all its series from 2009 to present, WST Investment Trust for all its series from 2013 to present, and Chesapeake Investment Trust for all its series from 2016 to present (all registered investment companies). Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas/Auto Club Group from 2011 to present. Previously, Independent Trustee of the Hillman Capital Management Trust from 2009 to 2021. Previously, Independent Trustee of the Leeward Investment Trust from 2018 to 2020. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019.

(Continued)

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Additional Information (Unaudited)

As of December 31, 2022
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	14
Independent Trustee of Hillman Capital Management Investment Trust for all its series from 2000 to present, Chesapeake Investment Trust for all its series from 2002 to present, World Funds Trust for all its series from 2013 to present, ETF Opportunities Trust for all its series from 2019 to present, and Kingsbarn Parallel Income Trust from 2022 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Previously, Independent Trustee of the Leeward Investment Trust from 2011 to 2021. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	14	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	14	None.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer, and Principal Financial Officer	Since 05/15	Managing Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19	General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019.
Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 06/2022
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

6.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940, requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
(Continued)

TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND

Additional Information (Unaudited)

As of December 31, 2022
Under the Program, the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2021 through November 30, 2022 (the “Period”).  During the Period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that, during the Period, the Program was implemented effectively.

Typhon Tactical Managed Futures Strategy Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	SkyRock Investment Management, LLC
116 South Franklin Street	4801 Glenwood Avenue, Suite 200
Post Office Box 69	Raleigh, North Carolina 27612
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 800-773-3863 World Wide Web @: ncfunds.com

(b) Not applicable.
Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal accounting officer, and principal financial officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Typhon Tactical Managed Futures Strategy Fund (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.  These amounts represent aggregate fees billed for the initial fiscal year for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for the initial fiscal year.

Fund	December 31, 2022
Typhon Tactical Managed Futures Strategy Fund	$17,500

(b)
Audit-Related Fees – There were no additional fees billed in the initial fiscal year ended December 31, 2022, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the initial fiscal year ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	December 31, 2022
Typhon Tactical Managed Futures Strategy Fund	$4,500

(d)
All Other Fees – There were no other fees billed in the initial fiscal year ended December 31, 2022 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended December 31, 2022, was $4,500. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: March 10, 2023	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: March 10, 2023	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: March 10, 2023	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer